Equity (Share-based Payments to Employees, Non-marketable Options, Average Remaining Contractual Life) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining contractual life	2 years 9 months 29 days	3 years 6 months 29 days	3 years 10 months 6 days